Identified Intangible Assets - Schedule of Estimated Amortization Expense for Software (Detail) - Computer Software, Intangible Asset [Member] $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
2016	$ 23
2017	16
2018	2
2019	0
2020	$ 0